UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 1370 Pittsford Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 1370 Pittsford Mendon Road,
        Mendon, New York  14506
        Mailing address: 1370 Pittsford Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: 06/30/05

Date of reporting period: 07/01/04 - 6/30/05

Item 1 - Attach shareholder report
BULLFINCH FUND, INC.
1370 PITTSFORD MENDON ROAD
MENDON, NEW YORK 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)

Annual Report
June 30, 2005

Management's Discussion of Fund Performance

                                                              August 19, 2005
Dear Fellow Shareholders:

We are very proud to present the June 2005 Annual Report of the Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Western New York Series.

As we suggested in last year's letter, the bulk of calendar year 2004's investment returns occurred as election uncertainty went away. Indeed, much of the gains both Series experienced last year occurred in the post-election environment. While we, like the market, experienced a dip in the first quarter of calendar 2005, we used that opportunity to reposition the portfolio. This appears to have benefited the shareholders, judging from the positive results we've experienced since the market's bottom in mid-April.

Our portfolios' fell behind in the first quarter because we did not have significant exposure in the oil services or home building industries. Those familiar with our investment style should not be surprised by this, because, for essentially the same reasons, we avoided the high flying internet sector in the late 1990's. Both the oil services industry and the home building industry may have some gains left to take, but we feel the downside risk is too high given our generally conservative investment discipline.

The biggest factors that may impact performance over the next year include both the actions of the Fed and the state of the national economy. Unlike last year, there is no major event (e.g., the presidential election) which has caused anticipation within the market. Rather, it is the momentum of the interest rate hikes, oil prices and the general growth in the economy. To whit, despite the run-up in the market since mid-April, the markets are barely above where they began the year. Contrast this to both the significant earnings growth and the much stronger economy that we have today versus the end of last year. The market may be waiting to get a better handle on the Fed's balancing act between the continued raising of interest rates and the growth in GNP. The former remains historically low while the latter remains historically high.

As a result, we feel a focus on stock picking, not guessing what the market as a whole will do, remains the best way to manage a conservative, long-term investment portfolio. In this manner, any discontinuous bad news (like a terrorist attack) may cause stock prices to unnaturally dip, giving us an opportunity to buy attractive companies. At the same time, a rising market often creates momentary spikes of euphoria within certain industries or in certain stocks. This behavioral response can give us a selling opportunity.

Be sure to track both our funds on your favorite internet site. The ticker of the Unrestricted Series is BUNRX and the ticker of the Western New York Series is BWNYX. Our listing makes it easier for our growing statewide shareholder base to follow our Fund.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President









UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
JUNE 30, 2005
TOGETHER WITH
INDEPENDENT AUDITORS' REPORT

ROTENBERG & CO.
Certified Public Accountants
1870 Winton Road South
Suite 200
Rochester, NY 14618
Tel 585-295-2400
Fax 585-295-2150

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of the Unrestricted Series (a series within the Bullfinch Fund, Inc.), including the schedules of investments in securities, as of June 30, 2005, and the related statements of operations, changes in net assets and the financial highlights for the years ended June 30, 2005 and 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with The Public Company Accounting Oversight Board Standards (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Unrestricted Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2005, and the results of its operations, the change in its net assets and the financial highlights for the years ended June 30, 2005 and 2004, in conformity with generally accepted accounting principles in the United States of America.

The financial statements of the Unrestricted Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2003 were audited by other auditors whose report dated August 13, 2003 expressed an unqualified opinion on those statements. The financial highlights of the Unrestricted Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2002 and 2001 were audited by other auditors whose reports dated August 15, 2002 and August 9, 2001 respectively expressed an unqualified opinion on those statements.



/s/ Rotenberg & Company, LLP
Rotenberg & Company, LLP
Rochester, New York
July 27, 2005










UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005



ASSETS

Investments in Securities, at Fair Value,
  Identified Cost of $3,247,717               $3,911,466

Cash                                             187,442

Accrued Interest and Dividends                     4,839

Prepaid Expenses                                   5,358
                                              ----------
Total Assets                                  $4,109,105
                                              ==========

LIABILITIES AND NET ASSETS

LIABILITIES

Accounts Payable                              $   14,491


NET ASSETS

Net Assets (Equivalent to $13.97/share based
On 293,023.811 shares of stock outstanding)    4,094,614
                                              ----------

Total Liabilities and Net Assets              $4,109,105
                                              ==========
COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
   10,000,000 Shares Authorized,
   293,023.811 Shares Outstanding             $3,644,886

Accumulated Net Investment Loss                 (214,022)

Net Unrealized Appreciation on Investments       663,750
                                              ----------
Net Assets at June 30, 2005                   $4,094,614
                                              ==========
        The accompanying notes are an integral part of these statements.















UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 2005

                                                 Historical
Common Stocks - 100%                   Shares       Cost         Value


Banking and Finance - 11.4%
   BISYS Group Inc.                     6,300  $  83,378    $  94,122
   Fiserv, Inc.                         3,000     75,229      128,670
   National City Corp.                  2,200     55,431       75,064
   New York Community Bancorp           5,000    105,030       90,600
   Trustco Bank Corp NY                 4,400     47,300       57,464
                                               ---------    ---------
                                                 366,368      445,920
Computers - Software - 8.5%
   Microsoft Corp.                      4,600    116,304      114,264
   Oracle                              11,000    119,262      145,200
   Synopsis, Inc.                       4,300     99,496       71,681
                                               ---------    ---------
                                                 335,062      331,145
Pharmaceuticals - 7.6%
   Mylan Laboratories Inc.              5,400    110,246      103,896
   PPD, Inc.                            4,100    106,313      192,126
                                               ---------    ---------
                                                 216,559      296,022
Insurance - 6.3%
   AmerUs Group Co. CL A                3,000     91,169      144,150
   Gallagher Arthur J & Co.             3,700    114,240      100,381
                                               ---------    ---------
                                                 205,409      244,531
Electrical Equipment - 6.0%
   Corning Inc.                         9,000     71,358      149,580
   General Electric Co.                 2,450     64,576       84,892
                                               ---------    ---------
                                                 135,934      234,472
Food & Beverages - 5.2%
   Conagra Foods, Inc.                  4,100     89,953       94,956
   Sensient Technologies                5,300    110,829      109,233
                                               ---------    ---------
                                                 200,782      204,189
Commercial Services, Inc. - 5.2%
   Affiliated Computer Services Inc.    2,700    134,417      137,970
   Paychex, Inc.                        2,000     64,090       65,040
                                                --------    ---------
                                                198,507       203,010
Instruments - 4.8%
   Checkpoint Systems, Inc.             3,700     32,717       65,490
   Tektronix                            5,200    117,010      121,004
                                               ---------    ---------
                                                 149,727      186,494
Automotive - 4.6%
   Delphi Corporation                  14,600    150,364       67,890
   Pep Boys - Manny, Moe & Jack         8,400    122,032      113,736
                                               ---------    ---------
                                                 272,396      181,626
Utilities - Natural Resources - 4.0%
   Chesapeake Utilities                 3,100     57,194       94,798
   NiSource Inc.                        2,500     46,325       61,825
                                               ---------    ---------
                                                 103,519      156,623
Apparel - 3.8%
   VF Corp                              2,600    110,625      148,772

Shoes & Leather - 3.7%
   Genesco Inc.                         3,900     59,257      144,651

Retail - General - 3.3%
   Dollar General                       6,300     95,632      128,268

Computers - Hardware - 3.3%
   Dell Corp                            3,250     79,273      128,245

Manufacturing - 3.1%
   Lincoln Electric Holdings            3,700     70,781      122,655

Retail - Specialty - 3.1%
   Christopher & Banks Corp.            6,700    110,081      122,342

Paper & Related Products - 3.0%
   Avery Dennison Corp.                 2,200    114,733      116,512

Medical Products and Supplies - 2.9%
   Polymedica Corporation               3,200     83,194      114,112

Leisure & Recreational - 2.9%
   Hasbro Inc.                          1,400     16,142       29,106
   Mattel Inc.                          4,550     52,852       83,265
                                                --------    ---------
                                                  68,994      112,371
Office Equipment - 2.8%
   Xerox Corp.                          8,000    118,582      110,320

Semiconductors - 2.7%
   Intel Corp                           4,100     96,931      106,682

Computer - Networking - 1.8%
   Cisco Systems, Inc.                  3,800     55,371       72,504
                                               ------------  -----------
Total Investments in Securities                $ 3,247,717   $ 3,911,466
                                               ===========   ===========


        The accompanying notes are an integral part of these statements.





UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE YEARS ENDED JUNE 30, 2005 2004 AND 2003

                                    2005        2004       2003

INVESTMENT INCOME:
   Dividends                     $ 70,818    $ 45,850   $ 29,972

EXPENSES:
   Management fees                 41,125      35,915     23,194
   Legal and Professional          10,562       9,048      7,465
   Director's Fees                  1,200       1,200      1,000
   D&O/E&O                          4,482           -          -
   Fidelity Bond                      936       1,400      1,106
   Taxes                              455         450        300
   Telephone                          289         226          -
   Registration Fees                1,134       1,024        511
   Custodian Fees                   2,107       2,055      1,533
   Dues and Subscriptions           1,698       2,162        752
                                 ----------------------------------
        Total expense              63,988      53,480     35,861
                                 ----------------------------------
Net investment income (loss)        6,830      (7,630)    (5,889)
                                 ----------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
Realized gain (loss) from
     securities transactions      147,001     102,654    (50,233)
Unrealized appreciation (depreciation)
     during the period            (45,245)    397,468    231,445
                                 ----------------------------------

Net gain (loss) on investments    101,756     500,122    181,212
                                 ----------------------------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS    $ 108,586   $ 492,492  $ 175,323
                                 ==================================

        The accompanying notes are an integral part of these statements.




UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2005, 2004 AND 2003

                                           2005         2004         2003
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)        $    6,830   $   (7,630)  $   (5,889)
  Net realized gain (loss) from
          security transactions          147,001      102,654      (50,233)
  Net change in unrealized appreciation
          (depreciation) of investments  (45,245)     397,468      231,445
                                      -------------------------------------
Increase (decrease) in net assets resulting
          from operations                108,586      492,492      175,323

CAPITAL SHARE TRANSACTION:
  Sales                                  473,324    1,026,695      443,128
  Redemptions                           (419,589)    (124,930)     (76,112)
                                      -------------------------------------
    Total capital share transactions      53,735      901,765      367,016
                                      -------------------------------------
    Increase in net assets               162,321    1,394,257      542,339

NET ASSETS:
  Beginning of period                  3,932,293    2,538,036    1,995,697
                                      -------------------------------------
  End of period                       $4,094,614   $3,932,293   $2,538,036

        The accompanying notes are an integral part of these statements.



















UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005



NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Therefore, no provision for federal income taxes or excise taxes has been made.

Organization Expenses - Organization expenses have been amortized over a 60-month period.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long term capital gains of $17,260 to its shareholders on December 29, 2004, in the form of stock dividends equal to 1,137.790 shares of stock. The Series made a distribution of its long term capital gains of $234,457 and ordinary income of $6,615 to its shareholders on June 29, 2005 in the form of stock dividends equal to 17,183.492 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended June 30, 2005, the Series purchased $853,288 of common stock. During the same period, the Series sold $709,374 of common stock.

For the year ended June 30, 2004, the Series purchased $1,807,912 of common stock. During the same period, the Series sold $748,577 of common stock.

For the year ended June 30, 2003, the Series purchased $613,488 of common stock. During the same period, the Series sold $155,491 of common stock.

At June 30, 2005, the gross unrealized appreciation for all securities totaled $828,871 and the gross unrealized depreciation for all securities totaled $165,121, or a net unrealized appreciation of $663,750. The aggregate cost of securities for federal income tax purposes at June 30, 2005 was $3,247,717.

At June 30, 2004, the gross unrealized appreciation for all securities totaled $784,259 and the gross unrealized depreciation for all securities totaled

$75,265, or a net unrealized appreciation of $708,994. The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $2,956,801.

At June 30, 2003, the gross unrealized appreciation for all securities totaled $401,497 and the gross unrealized depreciation for all securities totaled $89,971, or a net unrealized appreciation of $311,526. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $1,794,813.


NOTE D - INVESTMENT ADVISORY AGREEMENT


Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a


Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the fiscal years ended June 30, 2005, 2004 and 2003, the fund paid investment advisory fees of $41,125, $35,915 and $23,194, respectively.

On June 30, 2005, the fund had $3,542 included in accounts payable, as owed to Carosa, Stanton & DePaolo Asset Management, LLC.

NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:


                                        Shares             Amount

Balance at June 30, 2002             167,573.326          1,961,004
                                     -----------        -----------
Shares sold during 2003               38,498.370            443,127
Shares redeemed during 2003           (6,113.927)           (76,112)
                                     -----------        -----------
Balance at June 30, 2003             199,957.769        $ 2,328,019
                                     -----------        -----------
Shares sold during 2004               72,954.003          1,026,695
Shares Redeemed During 2004           (8,718.448)          (124,930)
Reinvestment of Distributions,
June 29, 2004                          7,145.311            103,035
                                     -----------        -----------
Balance at June 30, 2004             271,338.635        $ 3,332,819
                                     -----------        -----------
Shares sold during 2005               32,575.497            473,324
Shares Redeemed During 2005          (29,211.603)          (419,589)
Reinvestment of Distributions,
December 29, 2004                      1,137.790             17,260
Reinvestment of Distributions,
June 29, 2005                         17,183.492            241,072
                                     -----------        -----------
Balance at June 30, 2005             293,023.811        $ 3,644,886
                                     ===========        ===========


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED JUNE 30, 2005, 2004, 2003, 2002, and 2001


                             2005       2004       2003       2002       2001
NET ASSET VALUE,
 beginning of period        $14.49     $12.69     $11.91    $13.16      $11.32
                            ---------------------------------------------------
INCOME FROM
 INVESTMENT OPERATIONS
  Net investment
    income (loss)             0.02      (0.03)     (0.06)   (0.06)      (0.03)
  Net gain (loss) on
    securities both
    realized and
    unrealized               (1.47)      1.44       0.84    (1.19)       1.87
                            ---------------------------------------------------
Total from
 investment operations       (1.45)      1.41       0.78    (1.25)       1.84
                            ---------------------------------------------------

DISTRIBUTIONS
 Dividends                    0.93       0.39       0.00     0.00        0.00
                            ---------------------------------------------------
NET ASSET VALUE,
 end of period              $13.97     $14.49     $12.69    $11.91     $13.16
                            ===================================================

NET ASSETS,
 end of period           $4,094,614 $3,932,293 $2,538,036 $1,995,697 $1,515,723


                           Actual     Actual      Actual   Actual      Actual
RATIO OF EXPENSES TO
 AVERAGE NET ASSETS*        1.6%       1.6%        1.7%     1.8%        2.0%

RATIO OF NET INVESTMENT
 INCOME TO AVERAGE NET
 ASSETS*                    0.2%     (0.2)%      (0.3)%   (0.3)%    (0.3)%


PORTFOLIO TURNOVER RATE*   18.2%      22.6%        7.5%    25.1%     25.6%

TOTAL RETURN                2.8%      17.4%        6.6%    (9.5)%    16.3%

* Per share amounts calculated using the average shares method

        The accompanying notes are an integral part of these statements.


WESTERN NEW YORK SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
JUNE 30, 2005
TOGETHER WITH
INDEPENDENT AUDITORS' REPORT

ROTENBERG & CO.
Certified Public Accountants
1870 Winton Road South
Suite 200
Rochester, NY 14618
Tel 585-295-2400
Fax 585-295-2150

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of the Western New York Series (a series within the Bullfinch Fund, Inc.), including the schedules of investments in securities, as of June 30, 2005, and the related statements of operations, changes in net assets and the financial highlights for the years ended June 30, 2005 and 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with The Public Company Accounting Oversight Board Standards (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Western New York Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2005, and the results of its operations, the change in its net assets and the financial highlights for the years ended June 30, 2005 and 2004, in conformity with generally accepted accounting principles in the United States of America.

The financial statements of the Western New York Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2003 were audited by other auditors whose report dated August 13, 2003 expressed an unqualified opinion on those statements. The financial highlights of the Western New York Series(a series within the Bullfinch Fund, Inc.) as of June 30, 2002 and 2001 were audited by other auditors whose reports dated August 15, 2002 and August 9, 2001 respectively expressed an unqualified opinion on those statements.



/s/ Rotenberg & Company, LLP
Rotenberg & Company, LLP
Rochester, New York
July 27, 2005

WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005

ASSETS

Investments in securities, at fair value,
        identified cost of $337,278                  $ 472,460


Cash                                                    76,003

Accrued interest and dividends                             513

Prepaid expenses                                           906

Due from investment advisor                              1,302
                                                     ---------
Total assets                                         $ 551,184
                                                     =========

LIABILITIES AND NET ASSETS

LIABILITIES


Accounts payable                                     $   2,933


NET ASSETS

Net assets (equivalent to $12.88 per share based
      on 42,573.698 shares of stock outstanding)       548,251
                                                     ---------
Total Liabilities and Net Assets                     $ 551,184
                                                     =========
COMPOSITION OF NET ASSETS

Shares of common Stock - Par Value $.01;
10,000,000 Shares Authorized,
42,573.698 Shares Outstanding                        $ 428,729

Accumulated net investment loss                        (15,661)

Net unrealized appreciation on investments             135,183
                                                     ---------
Net assets at June 30, 2005                          $ 548,251
                                                     =========


        The accompanying notes are an integral part of these statements.













WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 2005


                                                   Historical
Common Stocks - 100%                     Shares       Cost        Value

Electrical Equipment - 17.2%
   Corning, Inc.                          2,500    $ 15,652    $ 41,550
   General Electric                         350       9,305      12,128
   Ultralife Batteries, Inc.              1,700       6,766      27,455
                                                    --------    --------
                                                     31,723      81,133
Automotive - 7.9%
   Delphi Corporation                     2,000      20,506       9,300
   Monro Muffler Brake Inc.                 500       9,880      14,755
   Pep Boys - Manny, Moe & Jack           1,000      14,532      13,540

                                                    -------     --------
                                                     44,918      37,595

Commercial Services - 5.8%
   Harris Interactive, Inc.               2,600       8,918      12,662
   Paychex, Inc.                            450      11,885      14,634
                                                   --------    --------
                                                     20,803      27,296
Metal Fabrication & Hardware - 5.7%

   Graham Corp.                           1,000       8,828      26,850

Railroads - 5.2%
   Genesee & Wyoming Class A                900       3,783      24,489

Food & Beverages - 5.0%
   Constellation Brands                     800       5,018      23,600

Aerospace - 4.6%
   Moog, Inc. Class A                       337       2,926      10,612
   Northrop Grunmman                        200       2,536      11,050
                                                   --------    --------
                                                      5,462      21,662
Real Estate & Related - 4.2%
   Home Properties of New York, Inc.        200       5,624       8,604
   Sovran Self Storage                      250       6,892      11,365
                                                   --------    --------
                                                     12,516      19,969

Leisure & Recreational - 3.9%
   Mattel, Inc.                           1,000      14,245      18,300

Computers - Software - 3.8%
   Oracle                                 1,300      16,642      17,160
   Veramark Tech, Inc.                    1,050       6,181         882
                                                   --------    --------
                                                     22,823      18,042
Retail - Specialty - 3.5%
   Christopher & Banks                      900      15,565      16,434

Office Equipment - 3.2%
   Xerox Corp                             1,100      18,570      15,169

Utilities - Natural Resources - 3.1%
   National Fuel Gas                        500      11,250      14,455

Steel - 2.9%
   Gilbraltar Steel Corp.                   750       8,975      13,845

Computers - Hardware - 2.9%
   Dell Corporation                         350      10,734      13,811

Computers - Services - 2.8%
   Computer Task Group, Inc.              3,700      15,799      13,357


Retail - General - 2.8%
   Dollar General                           650       9,065      13,234

Electronic Components - 2.7%
   Astronics Corp                         1,431       7,065      12,951


Airlines - 2.5%
   Southwest Airlines Co.                   850      15,105      11,840

Packaging and Containers - 2.5%
   Mod Pac Corporation                      715       3,461      11,726

Photographic Equipment and Suppliers - 2.3%
   Eastman Kodak                            400      11,746      10,740

Computers - Distributors - 2.0%
   Ingram Micro                             600      10,909       9,396

Medical Products & Supplies - 1.8%
   Wilson Greatbatch Technologies           350      12,783       8,365

Computers - Networking - 1.4%
   Performance Technologies, Inc.         1,200      12,851       6,636

Machinery - 0.2%
   Columbus McKinnon Corp.                  100       2,344        1,095

Industrial Materials - 0.1%
   Servotronics, Inc.                       100         937          470
                                                   ---------   ---------

Total Investments in Securities                    $ 337,278   $ 472,460
                                                   =========   =========

        The accompanying notes are an integral part of these statements.


WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED JUNE 30, 2005, 2004, AND 2003

                                              2005       2004        2003

INVESTMENT INCOME:
        Dividends                         $  5,710   $  4,786    $  4,590

EXPENSES:
        Management fees                      6,265      5,591       3,716
        Reimbursement of Management Fees    (1,302)    (1,767)     (1,000)
        Legal and Professional               1,224      1,049       1,275
        Director's Fees                      1,200      1,200       1,000
        Amortization                             -          -          17
	  D&O/E&O					     498          -           -
        Fidelity Bond                          104        155         190
        Taxes                                  433        250         300
        Telephone                              289        226           -
        Registration Fees                      200        270         200
  	  Custodian Fees   		            99	    705	   (964)
        Dues and Subscriptions                 898      1,362         250
                                          --------   --------    --------
        Total expense                        9,908      9,041       4,984

                                          --------   --------    --------
Net investment income (loss)                (4,198)    (4,255)       (394)
                                          --------   --------    --------

REALIZED AND UNREALIZED GAIN (LOSS)

     ON INVESTMENTS:
Realized gain (loss) from
        securities transactions               (155)      (136)     (5,051)
Unrealized appreciation (depreciation)
        during the period                   32,113     95,527      28,678
                                          --------   --------    --------
Net gain (loss) on investments              31,958     95,391      23,627
                                          --------   --------    --------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $  27,760  $  91,136   $  23,233
                                         =========  =========   =========

        The accompanying notes are an integral part of these statements.




WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2005, 2004, AND 2003

                                               2005        2004         2003
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)            $ (4,198)    $(4,255)    $   (394)
   Net realized gain (loss) from
           security transactions               (155)       (136)      (5,051)
   Net change in unrealized appreciation
           (depreciation) of investments     32,113      95,527       28,678
                                           --------   ---------    ---------
Increase (decrease) in net assets resulting
        from operations                      27,760      91,136       23,233

CAPITAL SHARE TRANSACTIONS:
   Sales                                     34,779      41,948        2,000
   Redemptions                               (4,870)     (9,822)           -
                                           --------   ---------    ---------
       Total capital share transactions      29,909      32,126        2,000
                                           --------   ---------    ---------
       Increase in net assets                57,669     123,262       25,233

NET ASSETS:
   Beginning of period                      490,582     367,320      342,087
                                          ---------   ---------    ---------
   End of period                          $ 548,251   $ 490,582    $ 367,320
                                          =========   =========    =========


        The accompanying notes are an integral part of these statements.









WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005

NOTE A - SCOPE OF BUSINESS

The Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Organization Expenses - Organization expenses have been amortized over a 60-month period.

Distributions to Shareholders - Distributions paid to shareholders are recorded on the ex-dividend date. There were no distributions to shareholders during the fiscal years ended June 30, 2005, 2004 or 2003.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ those estimates.

NOTE C - INVESTMENTS

For the year ended June 30, 2005, the Series purchased $54,053 of common stock. During the same period, the Series sold $23,356 of common stock.

For the year ended June 30, 2004, the Series purchased $50,274 of common stock. During the same period, the Series sold $70,284 of common stock.

For the year ended June 30, 2003, the Series purchased $34,755 of common stock.

During the same period, the Series sold $24,170 of common stock.

At June 30, 2005, the gross unrealized appreciation for all securities totaled $176,655 and the gross unrealized depreciation for all securities totaled $41,472, or a net unrealized appreciation of $135,183. The aggregate cost of securities for federal income tax purposes at June 30, 2005 was $337,278.

At June 30, 2004, the gross unrealized appreciation for all securities totaled $132,970 and the gross unrealized depreciation for all securities totaled $29,900, or a net unrealized appreciation of $103,070. The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $306,734.

At June 30, 2003, the gross unrealized appreciation for all securities totaled $82,696 and the gross unrealized depreciation for all securities totaled $75,154, or a net unrealized appreciation of $7,542. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $326,856.

NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the fiscal years ended June 30, 2005, 2004 and 2003, the fund paid investment advisory fees of $4,963, $3,824 and $2,716, respectively.

On June 30, 2005 the fund had $554 included in accounts payable, as owed to Carosa, Stanton and DePaolo Asset Management, LLC.


NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:


                                           Shares        Amount

Balance at June 30, 2002                 37,239.478       364,694
                                         ----------     ---------
Shares sold during 2003                     242.130         2,000
Shares redeemed during 2003                       -             -
                                         ----------     ---------
Balance at June 30, 2003                 37,481.608     $ 366,694
                                         ----------     ---------
Shares sold during 2004                   3,460.239        41,948
Shares redeemed during 2004                (786.365)       (9,822)
                                         ----------     ---------
Balance at June 30, 2004                 40,155.482     $ 398,820
                                         ----------     ---------
Shares sold during 2005                   2,801.149        34,779
Shares redeemed during 2005                (382.933)       (4,870)
                                         ----------     ---------
Balance at June 30, 2005                 42,573.698     $ 428,729
                                         ==========     =========




WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED JUNE 30, 2005, 2004, 2003, 2002, and 2001


                          2005       2004        2003        2002       2001

NET ASSET VALUE,
 beginning of period     $12.22      $9.80       $9.19       $10.12     $9.81
                         ------     ------      ------       ------    ------
INCOME FROM
 INVESTMENT OPERATIONS
  Net investment
   income (loss)          (0.10)     (0.11)      (0.03)      (0.34)      0.00
  Net gain (loss) on

   securities both

   realized and unrealized 0.76       2.53        0.64       (0.59)      0.31
                         ------     ------      ------      -------     ------
Total from
 investment operations      .66       2.42        0.61       (0.93)      0.31

DISTRIBUTIONS
    Dividends                 -         -            -           -          -
                         ------     ------      ------      -------     ------
NET ASSET VALUE,
 end of period           $12.88     $12.22       $9.80       $9.19      $10.12
                         ======     ======      ======       ======     ======

NET ASSETS,
 end of period          $548,251   $490,582    $367,320    $342,086    $298,891
                       =========   =========   =========   ========    ========

                         Actual      Actual      Actual     Actual     Actual


RATIO OF EXPENSES TO

 AVERAGE NET ASSETS*      2.0%        2.0%        1.6%       2.0%       2.0%

RATIO OF EXPENSES TO
 AVERAGE NET ASSETS
 BEFORE REIMBURSEMENT*    2.2%        2.4%        2.3%       2.6%       2.8%

RATIO OF NET INVESTMENT
 INCOME TO AVERAGE NET
 ASSETS*                  (0.8)%     (1.0)%      0.0%      (1.4)%      0.1%

PORTFOLIO TURNOVER RATE*   4.6%      11.3%       7.7%      28.0%       8.7%

TOTAL RETURN               5.4%      24.7%       6.6%     (9.2)%       3.2%

* Per share amounts calculated using the average shares method


        The accompanying notes are an integral part of these statements.

ADDITIONAL INFORMATION

EXPENSE TABLE                         BEGINNING         ENDING
                      ACCOUNT VALUE   ACCOUNT VALUE     ANNUALIZED    EXPENSES
                                                                      PAID
                        1/1/05         6/30/05      EXPENSE RATIO     DURING
                                                                      PERIOD+
-----------------------------------------------------------------------------

ACTUAL
Unrestricted Series     $1,000.00       $976.98           1.6%             $7.84
Western New York Series  1,000.00        969.88           2.0%             $9.77

HYPOTHETICAL++
Unrestricted Series      1,000.00        1,017.07         1.6%             $8.00
Western New York Series  1,000.00        1,015.08         2.0%             $9.99

+ Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365.

++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2005 to June 30, 2005).

The Expense Table illustrates your Fund's costs in two ways.

o ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

o HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.



BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling
(585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 1370 Pittsford Mendon Road, Mendon, New York 14506

INDEPENDENT DIRECTORS
The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 45  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa, Stanton &
  Honeoye Falls,        Chairman of     Length of Time   DePaolo Asset
  New York 14472        Board; Chief    Served:          Management, LLC;
                        Compliance      Since 1997       President, Director
                        Officer                          and Chairman of the
                                                         Board, Bullfinch Fund, Inc.

Gordon Stanton, 46      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa, Stanton &
  Apt 7C                                Length of Time   DePaolo Asset
  New York,                             Served:          Management, LLC;
  NY  10128                             Since 1997       Vice-President,
                                                         and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris
                                                         Stevens Residential

Terrance B. Mulhern, 43 Vice-President  Term of Office:  Executive Vice-President           2            N/A
  169 Church Street                     N/A              Carosa, Stanton &

  Victor,                               Length of Time   DePaolo Asset
  NY  14564                             Served:          Management, LLC;
                                        Since 2003       Vice-President,
                                                         Bullfinch Fund, Inc.;
                                                         Senior Vice-President,
                                                         Clover Capital;


Bradford L. McAdam, 49  Vice-President  Term of Office:  Vice-President           2            N/A
  7109 Chili-Riga Ctr Rd                N/A              Carosa, Stanton &
  Churchville,                          Length of Time   DePaolo Asset
  NY  14428                             Served:          Management, LLC;
                                        Since 1998       Vice-President,
                                                         Bullfinch Fund, Inc.

Thomas S. Carroll, 46   Vice-President  Term of Office:  Vice-President           2            N/A
  47 Chippenham Drive                   N/A              Carosa, Stanton &
  Penfield,                             Length of Time   DePaolo Asset
  NY  14526                             Served:          Management, LLC;
                                        Since 2005       Vice-President,
                                                         Bullfinch Fund, Inc.
                                                         Manager, Studio Sales
                                                         Pottery Supply

Betsy Kay Carosa, 45    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa, Stanton &
  Honeoye Falls,                        Length of Time   DePaolo Asset
  NY  14472                             Served:          Management, LLC;
                                        Since 1997       Corporate Secretary,
                                                         Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Jan Dombrowski, MD, 45  Director;       Term of Office:  President                2            N/A
  925 Cheese Factory Rd Audit           N/A              MD Oncology PLLC
  Honeoye Falls,        Committee       Length of Time
  NY  14472                             Served:
                                        Since 2002

John P. Lamberton, 45   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 45 Director        Term of Office:  Director of Sales        2            N/A
  4410 Woodlawn Ave. N                  N/A              Aecon Buildings, Inc.;
  Seattle,                              Length of Time   Project Manager,
  WA  98103                             Served:          American Home Builders;
                                        Since 1997       Senior Project Manager,
                                                         Mego Construction

Thomas Midney, 44       Director        Term of Office:  Manufacturing Dir Specialist   2            N/A
  13 Burr Road                          N/A              Bigelow Tea;
  Bloomfield,                           Length of Time   Manufacturing Dev,
  CT  06002                             Served:          HydrogenSource;
                                        Since 1997       Manufacturing Dir,
                                                         NQ Environmental;
                                                         Director of Product
                                                         Planning, Goss &
                                                         Deleeuw


Michael J. Morris, 44   Director        Term of Office:  Actuary                  2            N/A
  72 Lovely Street      Audit           N/A              United Healthcare
  Unionville,           Committee       Length of Time
  CT  06085                             Served:
                                        Since 1997

Michael W. Reynolds, 45 Director        Term of Office:  Vice-President           2            N/A
  105 Dorchester Road   Audit           N/A              Quinlan & Company
  Buffalo,              Committee       Length of Time
  NY  14213                             Served:
                                        Since 2000

PROXY VOTING GUIDELINES
Carosa, Stanton & DePaolo Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling (555) 624-3150 or 1-888-BULLFINCH.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
                         OF THE INVESTMENT ADVISORY CONTRACT


At the Board's Annual Meeting, the independent directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa, Stanton & DePaolo Asset Management, LLC, (the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

  1) Nature, extent and quality of service provided by the Adviser - the independent directed noted the unprecedented access they have to the adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's 4 day visit all show the high quality of service provided by the Adviser;
  2) The overall performance of the Series' relative to the performance of other funds in the Funds' peer group and its benchmark - the independent directors noted the Series' long-term performance exceeded the benchmarks and were in-line with or better than it peers (as reported by Lipper).
  3) Extent to which economies of scale would be realized as a fund group - the independent directors noted the expense ratio of each Series has gone down as assets have increased and that the advisery fee schedule includes breakpoints and that the Fund is not subject to sales charges or Rule 12b-1 fees.
  4) Do fee levels reflect economies of scale for the benefit of fund investors
     - the independent directors noted the adviser has already agreed to cap the fees at 2% and reduce that cap to 1.5% when a Series' assets exceed $10 million.
  5) For the above comparison and fees and services, the board relied on material provided by the adviser, and, because much of this material came from third party sources, the board did not obtain information independent of the investment adviser.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements with the following stipulations:

  1) The Board would randomly select holding or transaction data at each quarter's meeting and ask the adviser to comment on those particular stocks;
  2) At the annual board meeting, the adviser will provide market cap and equity sector reports so the independent directors can monitor the Fund for potential style drift;
  3) The Fund is specifically identify Mr. Carosa as the sole "Portfolio Manager" within all filings and third party reports. The independent directors noted that one of the attractions of the adviser is the depth of experience on the research side and the fact that there exists more than sufficient back-up experience should Mr. Carosa become incapacitated.




Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   06/30/2005     06/30/2004

            Audit Fees              $8,500          $8,000

            Audit-Related Fees      $    0          $    0
            Tax Fees                $2,000          $2,000
            All Other Fees          $    0          $    0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: August 19, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa
    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: August 19, 2005